Lease - Summary of Operating Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2024	¥ 23,719
2025	21,943
2026	23,078
2027	24,274
2028	25,687
Thereafter	55,635
Total operating lease payments (undiscounted)	174,336
Less: Imputed interest	(28,088)
Total operating lease liabilities (discounted)	¥ 146,248	¥ 186,107